Commitments and Contingencies (Details Narrative) (10-K 2018) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 165,791	$ 268,962	$ 71,478